SUBSEQUENT EVENTS - Purchase of BrandSafway (Details) - BrandSafway - Major business combination $ in Millions	Jan. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 400
Proportion of ownership interest in subsidiary	15.00%
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	48.00%
Consideration transferred, acquisition-date fair value	$ 1,300